Label	Element	Value
MassMutual Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Mid Cap Growth Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Mid Cap Growth Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective July 1, 2023, the following information replaces similar information for the MassMutual Mid Cap Growth Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on pages 79 and 80:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MassMutual Mid Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
MassMutual Mid Cap Growth Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
MassMutual Mid Cap Growth Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
MassMutual Mid Cap Growth Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
MassMutual Mid Cap Growth Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
MassMutual Mid Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 667
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,935
MassMutual Mid Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,635
MassMutual Mid Cap Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.63%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942

[1]	Management Fees have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.